Average Annual Total Returns - Admiral - Vanguard Health Care Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US IMI/Health Care 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Health Care 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Health Care 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	18.24%	12.67%	16.45%	17.86%	12.26%	16.09%	11.01%	10.05%	13.95%	18.28%	12.73%	16.53%	21.01%	15.46%	13.84%